Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Fair Value of Warrant Liability

The aggregate fair value of the Company’s warrant liability at the closing of the IPO on February 10, 2014 was estimated using a Black-Scholes valuation model with the following assumptions for the five-year term and two-year term common stock warrants, respectively:

	Five-year term	Two-year term
Stock price	$8.91	$8.91
Exercise price	$10.00	$10.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.48%	0.32%
Expected life (in years)	5.00	2.00
Expected volatility	90.0%	90.0%

As of December 31, 2013, warrants to purchase common stock are reflected as a liability on the balance sheet, which is adjusted to estimated fair value at the end of each reporting period over the term of the warrants. The aggregate fair value of the warrant liability for warrants to purchase common stock as of December 31, 2013 of approximately $2,132,000 was estimated using a probability weighted Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$1.48 – 7.69	$1.48 – 7.69
Exercise price	$1.48 – 7.69	$1.48 – 7.69
Expected dividend yield	0%	0%
Discount rate-bond equivalent yield	1.73%	0.38%
Expected life (in years)	5.0	2.0
Expected volatility	100.0%	90.0%

Schedule of Fair Value of Warrant Liability

The fair value attributed to such warrants as of December 31, 2013 and September 30, 2014 is as follows:

Fair Value Measurements Using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant Liability at December 31, 2013	—	—	2,140,532
Warrant Liability at September 30, 2014	—	—	1,128

The values attributed to such warrants as of December 31, 2012 and 2013 were as follows:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Warrant Liability at December 31, 2012	—	—	$981,747
Warrant Liability at December 31, 2013	—	—	$2,140,532

Summary of Changes in Fair Value of Warrants

The following table includes a summary of changes in the fair value of the warrants for the nine months ended September 30, 2014:

Fair Value Measurements
at Reporting Date Using
Significant Unobservable
Inputs (Level 3)
Balance at December 31, 2013	$2,140,532
Warrant liability incurred	135,222
Change in fair value included in expense	200,994
Warrant liability reclassified to additional paid-in capital	(2,475,620)
Balance at September 30, 2014	$1,128

The following table includes a summary of changes in the fair value of the warrants for the years ended December 31, 2012 and 2013:

Fair Value Measurements at Reporting Date Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2011	923,325
Warrant liability incurred in 2012	512,811
Change in fair value in 2012	(454,389)

Balance at December 31, 2012	981,747
Warrant liability incurred in 2013	2,322,042
Warrant liability reclassified to additional paid-in capital in 2013	(381,145)
Change in fair value in 2013	(782,112)

Balance at December 31, 2013	$2,140,532

Stock Option and Common Stock Warrants {Member]
Assumptions Used for Determining Fair Values of Stock Option and Common Stock Warrants

The fair values of these stock option and common stock warrants were estimated using probability weighted Black-Scholes valuation models with the following assumptions:

	Options	Warrants
Stock price	$8.91	$8.91
Exercise price	$9.30	$12.50
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.07%	1.46%
Expected life (in years)	0.12	5.00
Expected volatility	70.0%	90.0%

Common Stock Warrants [Member]
Assumptions Used for Determining Fair Values of Stock Option and Common Stock Warrants

The fair value of this warrant was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$4.74
Exercise price	$4.72
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.67%
Expected life (in years)	10.00
Expected volatility	110.0%